Provision for judicial liabilities - Possible losses - Tax and social securities (Details) - Possible losses - Tax contingent liability [member]	1 Months Ended
	Mar. 31, 2009 BRL (R$)	Dec. 31, 2024 BRL (R$) item	Dec. 31, 2023 BRL (R$) item
Disclosure of other provisions [line items]
Number of Lawsuits | item		673	733
Possible Losses for Which No Provision Was Recorded		R$ 9,837,082	R$ 9,775,068
Income tax assessment - IRPJ/CSLL - Swap of industrial and forestry assets
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded		1,688,690	1,630,537
Income tax assessment - IRPJ/CSLL: This is an administrative proceeding initiated in October 2023 [Member]
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded		920,628	845,164
Income tax assessment - IRPJ/CSLL disallowance of depreciation, amortization and depletion expenses - 2010
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded		875,466	827,186
Tax assessment - Corporate Income Tax and Social Contribution
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded		609,548	563,723
PIS/COFINS - Goods and services - 2009 to 2011
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded		201,199	190,875
Tax assessment - taxation on a universal basis, Year 2015
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded		4,712	176,917
Tax incentive - Agency for the Development of Northeastern Brazil ("ADENE")
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded		150,869	143,912
Offsetting - IRRF - period 2000
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded		125,489	120,871
IRPJ/CSLL partial approval of offset of 1997 tax loss
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded		122,319	117,130
Tax Loss Offset Approved By Tax Authorities	R$ 83,000
Difference in Tax loss and Amount Owned To Tax Authorities	R$ 51,000
Income tax assessment - IRPJ/CSLL Administrative process requiring the collection of IRPJ and CSLL for the 2015 calendar year
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded		112,168	106,477
Income tax assessment - IRPJ/CSLL - Income tax assessment - IRPJ/CSLL - Decision Order that partially approved the compensation carried out by the Company
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded			R$ 102,496
IRPJ/CSLL partial approval of offset of 2000 tax loss
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded		R$ 101,654